Right-of-use assets and lease liability (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contractual payments	R$ 61	R$ 66
Weighted average incremental rate	7.33%	5.80%
Non-cash investing and financing activity	R$ 871	R$ 1,910
Uninitiated Lease Arrangements [Member]
IfrsStatementLineItems [Line Items]
Commitments of lease agreement	R$ 1,628